GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 2.2%
83,334	Lockheed Martin Corp.	$ 36,783,628
296,330	Raytheon Technologies Corp.	29,357,413

		66,141,041

Air Freight & Logistics – 0.6%
88,698	United Parcel Service, Inc. Class B	19,022,173

Auto Components – 0.1%
49,100	Autoliv, Inc.	3,753,204
1,100	QuantumScape Corp.*	21,989

		3,775,193

Automobiles – 2.6%
413,800	Ford Motor Co.	6,997,358
3,100	Lucid Group, Inc.*	78,740
67,574	Tesla, Inc.*	72,817,742

		79,893,840

Banks – 3.9%
143,479	Bank of America Corp.	5,914,205
206,400	First Horizon Corp.	4,848,336
66,000	FNB Corp.	821,700
1,049,400	Huntington Bancshares, Inc.	15,342,228
282,729	JPMorgan Chase & Co.(a)	38,541,617
84,300	PacWest Bancorp.	3,635,859
747,699	People’s United Financial, Inc.(a)	14,946,503
32,400	The PNC Financial Services Group, Inc.	5,976,180
222,600	Truist Financial Corp.	12,621,420
135,800	U.S. Bancorp	7,217,770
404,600	Umpqua Holdings Corp.	7,630,756

		117,496,574

Beverages – 1.9%
75,700	Coca-Cola Europacific Partners PLC	3,679,777
151,782	PepsiCo, Inc.	25,405,271
469,900	The Coca-Cola Co.	29,133,800

		58,218,848

Biotechnology – 2.5%
279,286	AbbVie, Inc.	45,275,054
49,202	Amgen, Inc.	11,898,028
251,694	Gilead Sciences, Inc.	14,963,208
29,085	Moderna, Inc.*	5,010,182
1,300	Novavax, Inc.*	95,745

		77,242,217

Building Products – 0.1%
60,700	Johnson Controls International PLC	3,980,099

Capital Markets – 2.5%
146,200	Ares Management Corp. Class A	11,875,826
11,600	BlackRock, Inc.	8,864,372
252,800	Franklin Resources, Inc.	7,058,176
140,800	Janus Henderson Group PLC	4,930,816

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
1,500	Jefferies Financial Group, Inc.	$ 49,275
334,364	Morgan Stanley	29,223,414
65,600	T. Rowe Price Group, Inc.	9,918,064
28,900	The Carlyle Group, Inc.	1,413,499
76,400	Virtu Financial, Inc. Class A	2,843,608

		76,177,050

Chemicals – 1.3%
32,826	Air Products & Chemicals, Inc.	8,203,546
3	Dow, Inc.	191
228,100	Huntsman Corp.	8,556,031
49,700	International Flavors & Fragrances, Inc.	6,527,101
50,478	Linde PLC	16,124,187

		39,411,056

Communications Equipment – 0.9%
510,848	Cisco Systems, Inc.	28,484,884

Consumer Finance – 0.4%
60,102	Ally Financial, Inc.	2,613,235
47,649	American Express Co.	8,910,363
12,400	OneMain Holdings, Inc.	587,884

		12,111,482

Containers & Packaging – 1.1%
1,157,600	Amcor PLC	13,115,608
244,399	International Paper Co.	11,279,014
40,200	Packaging Corp. of America	6,275,622
24,900	Sonoco Products Co.	1,557,744

		32,227,988

Diversified Consumer Services – 0.3%
7,500	Bright Horizons Family Solutions, Inc.*	995,175
1,197	Chegg, Inc.*	43,427
282,300	H&R Block, Inc.	7,351,092
126,383	Mister Car Wash, Inc.*	1,869,205

		10,258,899

Diversified Financial Services – 1.3%
181,200	Apollo Global Management, Inc.	11,232,588
70,426	Berkshire Hathaway, Inc. Class B*	24,854,040
119,600	Equitable Holdings, Inc.	3,696,836

		39,783,464

Diversified Telecommunication Services – 2.1%
1,101,928	AT&T, Inc.	26,038,559
749,502	Verizon Communications, Inc.(a)	38,179,632

		64,218,191

Electric Utilities – 2.9%
1,400	Avangrid, Inc.	65,436
256,200	Duke Energy Corp.	28,607,292
218,800	OGE Energy Corp.	8,922,664
823,801	PPL Corp.	23,527,757

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
357,001	The Southern Co.	$ 25,886,142

		87,009,291

Electrical Equipment – 0.8%
83,662	Eaton Corp. PLC	12,696,545
60,861	Emerson Electric Co.	5,967,421
14,822	Hubbell, Inc.	2,723,839
5,543	nVent Electric PLC	192,786
23,800	Plug Power, Inc.*	680,918
26,500	Sunrun, Inc.*	804,805

		23,066,314

Electronic Equipment, Instruments & Components – 0.4%
25,000	Avnet, Inc.	1,014,750
82,730	National Instruments Corp.	3,358,011
67,800	TE Connectivity Ltd.	8,880,444

		13,253,205

Entertainment* – 0.9%
7,700	AMC Entertainment Holdings, Inc. Class A	189,728
35,690	Netflix, Inc.	13,369,117
9,628	Roku, Inc.	1,206,100
117,900	Skillz, Inc.	353,700
79,126	The Walt Disney Co.	10,852,922

		25,971,567

Equity Real Estate Investment Trusts (REITs) – 2.5%
80,291	American Homes 4 Rent Class A	3,214,049
32,801	American Tower Corp.	8,240,267
14,887	Camden Property Trust	2,474,219
26,900	Crown Castle International Corp.	4,965,740
16,500	Equinix, Inc.	12,236,730
19,400	Equity LifeStyle Properties, Inc.	1,483,712
125,900	Invitation Homes, Inc.	5,058,662
5	Omega Healthcare Investors, Inc.	156
90,627	Prologis, Inc.	14,634,448
1	Realty Income Corp.	69
70,100	Rexford Industrial Realty, Inc.	5,228,759
35,300	SBA Communications Corp.	12,146,730
29,993	Sun Communities, Inc.	5,257,473

		74,941,014

Food & Staples Retailing – 0.5%
211,700	Walgreens Boots Alliance, Inc.	9,477,809
32,741	Walmart, Inc.	4,875,790

		14,353,599

Food Products – 0.8%
78,000	Flowers Foods, Inc.	2,005,380
144,834	General Mills, Inc.	9,808,158
282,100	The Kraft Heinz Co.	11,111,919

		22,925,457

Health Care Equipment & Supplies – 2.7%
135,742	Abbott Laboratories	16,066,423
11,500	Align Technology, Inc.*	5,014,000

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
11,148	DexCom, Inc.*	$ 5,703,317
7,800	Insulet Corp.*	2,077,842
24,070	Intuitive Surgical, Inc.*	7,261,438
294,053	Medtronic PLC	32,625,180
800	Novocure Ltd.*	66,280
2,341	Penumbra, Inc.*	520,006
47,640	Stryker Corp.	12,736,554
988	Tandem Diabetes Care, Inc.*	114,895

		82,185,935

Health Care Providers & Services – 2.3%
15,479	Anthem, Inc.	7,603,594
166,800	Cardinal Health, Inc.	9,457,560
97,878	CVS Health Corp.	9,906,232
84,177	UnitedHealth Group, Inc.	42,927,745

		69,895,131

Hotels, Restaurants & Leisure – 0.6%
11,871	Aramark	446,350
3,627	Choice Hotels International, Inc.	514,163
11,719	Hyatt Hotels Corp. Class A*	1,118,578
15,465	Planet Fitness, Inc. Class A*	1,306,483
30,800	Six Flags Entertainment Corp.*	1,339,800
93,400	Starbucks Corp.	8,496,598
10,077	The Wendy’s Co.	221,392
68,700	Travel + Leisure Co.	3,980,478
14,043	Wyndham Hotels & Resorts, Inc.	1,189,302

		18,613,144

Household Durables – 0.4%
74,700	Garmin Ltd.	8,860,167
9,327	Lennar Corp. Class B	637,501
38,720	Toll Brothers, Inc.	1,820,614
1,300	TopBuild Corp.*	235,807

		11,554,089

Household Products – 1.4%
97,998	Kimberly-Clark Corp.	12,069,434
11,000	Reynolds Consumer Products, Inc.	322,740
204,798	The Procter & Gamble Co.	31,293,134

		43,685,308

Industrial Conglomerates – 0.9%
134,168	3M Co.	19,974,932
36,324	Honeywell International, Inc.	7,067,924

		27,042,856

Insurance – 2.8%
1,600	Axis Capital Holdings Ltd.	96,752
21,400	CNA Financial Corp.	1,040,468
1,800	Erie Indemnity Co. Class A	317,034
187,700	Fidelity National Financial, Inc.	9,167,268
42,800	First American Financial Corp.	2,774,296
230,199	Mercury General Corp.	12,660,945
556,706	Old Republic International Corp.	14,401,984
152,399	Principal Financial Group, Inc.	11,187,611
231,100	Prudential Financial, Inc.	27,309,087

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
145,200	Unum Group	$ 4,575,252

		83,530,697

Interactive Media & Services* – 5.4%
29,429	Alphabet, Inc. Class A	81,852,349
12,466	Alphabet, Inc. Class C	34,817,385
1	Match Group, Inc.	109
188,494	Meta Platforms, Inc. Class A	41,913,526
28,600	Pinterest, Inc. Class A	703,846
90,200	Snap, Inc. Class A	3,246,298
4,600	ZoomInfo Technologies, Inc.	274,804

		162,808,317

Internet & Direct Marketing Retail* – 3.8%
34,554	Amazon.com, Inc.	112,644,312
2,400	DoorDash, Inc. Class A	281,256
4,100	Farfetch Ltd. Class A	61,992
818	MercadoLibre, Inc.	972,995
4,662	Wayfair, Inc. Class A	516,456

		114,477,011

IT Services – 5.3%
47,800	Accenture PLC Class A	16,119,594
2,500	Affirm Holdings, Inc.*	115,700
27,608	Automatic Data Processing, Inc.	6,281,924
7,510	Block, Inc.*	1,018,356
31,900	Cloudflare, Inc. Class A*	3,818,430
4,300	Fastly, Inc. Class A*	74,734
241,601	International Business Machines Corp.	31,412,962
3	Kyndryl Holdings, Inc.*	40
67,655	Mastercard, Inc. Class A	24,178,544
7,622	MongoDB, Inc.*	3,381,043
11,527	Okta, Inc.*	1,740,116
132,900	Paychex, Inc.	18,136,863
72,891	PayPal Holdings, Inc.*	8,429,844
7,800	Snowflake, Inc. Class A*	1,787,214
880,399	The Western Union Co.	16,498,677
13,600	Twilio, Inc. Class A*	2,241,416
115,947	Visa, Inc. Class A	25,713,566

		160,949,023

Life Sciences Tools & Services – 1.1%
8,500	10X Genomics, Inc. Class A*	646,595
21,300	Adaptive Biotechnologies Corp.*	295,644
34,867	Danaher Corp.	10,227,537
9,500	Maravai LifeSciences Holdings, Inc. Class A*	335,065
20,800	Repligen Corp.*	3,912,272
28,189	Thermo Fisher Scientific, Inc.	16,649,833

		32,066,946

Machinery – 1.3%
75,987	Caterpillar, Inc.	16,931,423
38,462	Cummins, Inc.	7,888,941
70,650	Illinois Tool Works, Inc.	14,794,110

		39,614,474

Shares	Description	Value

Common Stocks – (continued)
Media – 1.2%
299,819	Comcast Corp. Class A	$ 14,037,526
164,800	Omnicom Group, Inc.	13,988,224
277,201	The Interpublic Group of Cos., Inc.	9,826,775

		37,852,525

Metals & Mining – 1.0%
37,200	Royal Gold, Inc.	5,255,616
322,400	Southern Copper Corp.	24,470,160

		29,725,776

Multi-Utilities – 0.8%
193,300	Consolidated Edison, Inc.	18,301,644
87,997	Dominion Energy, Inc.	7,477,105

		25,778,749

Multiline Retail – 0.4%
56,615	Target Corp.	12,014,835

Oil, Gas & Consumable Fuels – 2.9%
237,098	Chevron Corp.	38,606,667
111,000	ConocoPhillips	11,100,000
46,277	EOG Resources, Inc.	5,517,607
395,119	Exxon Mobil Corp.(a)	32,632,878

		87,857,152

Paper & Forest Products* – 0.0%
7	Sylvamo Corp.	233

Pharmaceuticals – 4.9%
425,901	Bristol-Myers Squibb Co.	31,103,550
56,878	Eli Lilly & Co.	16,288,156
203,834	Johnson & Johnson	36,125,500
409,753	Merck & Co., Inc.	33,620,234
7	Organon & Co	244
635,899	Pfizer, Inc.	32,920,491
5	Viatris, Inc.	54

		150,058,229

Professional Services – 0.1%
16,200	ManpowerGroup, Inc.	1,521,504
886	TransUnion	91,559

		1,613,063

Real Estate Management & Development* – 0.0%
9,675	Zillow Group, Inc. Class A	466,625

Road & Rail – 1.3%
12,869	Lyft, Inc. Class A*	494,170
18,046	Norfolk Southern Corp.	5,147,080
55,000	Ryder System, Inc.	4,363,150
26,799	Uber Technologies, Inc.*	956,188
98,462	Union Pacific Corp.	26,900,803
11,642	XPO Logistics, Inc.*	847,538

		38,708,929

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 6.7%
113,496	Advanced Micro Devices, Inc.*	$ 12,409,653
85,300	Analog Devices, Inc.	14,089,854
78,600	Applied Materials, Inc.	10,359,480
46,590	Broadcom, Inc.	29,336,791
279,309	Intel Corp.	13,842,554
12,100	KLA Corp.	4,429,326
24,453	Lam Research Corp.	13,146,177
36,501	Marvell Technology, Inc.	2,617,487
217,600	NVIDIA Corp.	59,374,336
99,197	QUALCOMM, Inc.	15,159,285
160,150	Texas Instruments, Inc.	29,384,322

		204,149,265

Software – 8.4%
29,791	Adobe, Inc.*	13,573,376
8,900	Asana, Inc. Class A*	355,733
6,700	Atlassian Corp. PLC Class A*	1,968,661
6,700	Avalara, Inc.*	666,717
8,000	Bill.com Holdings, Inc.*	1,814,320
10,700	Coupa Software, Inc.*	1,087,441
18,100	Crowdstrike Holdings, Inc. Class A*	4,110,148
24,800	Datadog, Inc. Class A*	3,756,456
10,668	DocuSign, Inc.*	1,142,756
37,100	Dynatrace, Inc.*	1,747,410
700	Elastic NV*	62,265
800	Everbridge, Inc.*	34,912
11,700	HubSpot, Inc.*	5,556,798
19,400	Intuit, Inc.	9,328,296
563,133	Microsoft Corp.(a)	173,619,535
76,435	salesforce.com, Inc.*	16,228,679
21,962	ServiceNow, Inc.*	12,230,418
10,100	Smartsheet, Inc. Class A*	553,278
39,500	The Trade Desk, Inc. Class A*	2,735,375
13,000	Unity Software, Inc.*	1,289,730
16,400	Zscaler, Inc.*	3,956,992

		255,819,296

Specialty Retail – 2.2%
90,300	Best Buy Co., Inc.	8,208,270
1,875	Carvana Co.*	223,669
41,100	Dick’s Sporting Goods, Inc.	4,110,822
1,700	Floor & Decor Holdings, Inc. Class A*	137,700
200	GameStop Corp. Class A*	33,316
75,999	Lowe’s Cos., Inc.	15,366,238
10,700	Penske Automotive Group, Inc.	1,002,804
118,176	The Home Depot, Inc.	35,373,622
25,600	Williams-Sonoma, Inc.	3,712,000

		68,168,441

Technology Hardware, Storage & Peripherals – 7.1%
1,214,556	Apple, Inc.(a)	212,073,623
49,000	Seagate Technology Holdings PLC	4,405,100

		216,478,723

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.6%
2,433	Capri Holdings Ltd.*	$ 125,032
3	Kontoor Brands, Inc.	124
1,037	Lululemon Athletica, Inc.*	378,743
124,000	NIKE, Inc. Class B	16,685,440

		17,189,339

Tobacco – 0.7%
223,154	Philip Morris International, Inc.	20,963,087

Trading Companies & Distributors – 0.8%
130,798	Fastenal Co.	7,769,401
95,500	MSC Industrial Direct Co., Inc. Class A	8,137,555
27,699	Watsco, Inc.	8,438,224

		24,345,180

TOTAL COMMON STOCKS (Cost $2,120,669,716)		$3,027,575,824

Shares	Dividend Rate	Value

Investment Company(b) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
23,375,884	0.253%	$ 23,375,884

TOTAL INVESTMENTS – 100.5% (Cost $2,144,045,600)		$3,050,951,708

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(15,860,619)

NET ASSETS – 100.0%		$3,035,091,089

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an Affiliated Issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
PLC	— Public Limited Company

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	73	06/17/22	$16,537,238	$1,233,538

WRITTEN OPTIONS CONTRACTS — At March 31, 2022, the Fund had the following written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$4,550.000	04/29/2022	(712)	$(323,960,000)	$(6,012,840)	$(10,464,976)	$4,452,136
S&P 500 Index	4,645.000	06/30/2022	(788)	(366,026,000)	(8,593,140)	(8,968,606)	375,466
S&P 500 Index	4,400.000	05/31/2022	(628)	(276,320,000)	(14,610,420)	(11,070,384)	(3,540,036)

TOTAL			(2,128)	$(966,306,000)	$(29,216,400)	$(30,503,966)	$1,287,566

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Australia – 8.3%
87,768	APA Group (Gas Utilities)	$ 697,566
462,911	Aurizon Holdings Ltd. (Road & Rail)	1,272,378
52,370	Australia & New Zealand Banking Group Ltd. (Banks)	1,073,114
47,767	BHP Group Ltd. (Metals & Mining)	1,841,298
36,465	Coles Group Ltd. (Food & Staples Retailing)	487,371
11,774	Commonwealth Bank of Australia (Banks)	927,230
809	CSL Ltd. (Biotechnology)	161,511
127,784	Fortescue Metals Group Ltd. (Metals & Mining)	1,964,275
181,654	Medibank Pvt. Ltd. (Insurance)	417,355
121,850	National Australia Bank Ltd. (Banks)	2,933,524
8,515	Rio Tinto Ltd. (Metals & Mining)	761,242
9,879	Sonic Healthcare Ltd. (Health Care Providers & Services)	260,827
24,176	Transurban Group (Transportation Infrastructure)	244,273
24,555	Wesfarmers Ltd. (Multiline Retail)	921,416
10,210	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	245,361

		14,208,741

Belgium – 1.1%
16,368	Ageas SA (Insurance)	827,456
57,166	Proximus SADP (Diversified Telecommunication Services)	1,064,509

		1,891,965

Denmark – 3.4%
7,006	Ambu A/S Class B (Health Care Equipment & Supplies)	103,136
306	AP Moller - Maersk A/S Class A (Marine)	903,432
365	AP Moller - Maersk A/S Class B (Marine)	1,096,812
6,157	Coloplast A/S Class B (Health Care Equipment & Supplies)	932,407
1	Danske Bank A/S (Banks)	17
21,512	Novo Nordisk A/S Class B (Pharmaceuticals)	2,386,026
13,235	Vestas Wind Systems A/S (Electrical Equipment)	388,246

		5,810,076

Finland – 2.7%
7,102	Kone Oyj Class B (Machinery)	371,648
50,367	Neles Oyj (Machinery)	512,977

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
7,263	Neste Oyj (Oil, Gas & Consumable Fuels)	$ 331,143
184,503	Nordea Bank Abp (Banks)	1,898,903
4,735	Orion Oyj Class B (Pharmaceuticals)	215,049
26,278	Sampo Oyj Class A (Insurance)	1,284,053
3	Stora Enso Oyj Class R (Paper & Forest Products)	59

		4,613,832

France – 10.8%
5,647	Airbus SE* (Aerospace & Defense)	681,415
8,762	Amundi SA(a) (Capital Markets)	599,153
19,959	BNP Paribas SA (Banks)	1,140,550
21,873	Bouygues SA (Construction & Engineering)	763,456
1,796	Capgemini SE (IT Services)	398,538
152,111	Credit Agricole SA (Banks)	1,817,505
21,499	Danone SA (Food Products)	1,187,668
3,705	Dassault Systemes SE (Software)	182,021
8,725	Edenred (IT Services)	431,406
1,617	Kering SA (Textiles, Apparel & Luxury Goods)	1,020,856
2,385	L’Oreal SA (Personal Products)	952,676
4,118	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,939,423
4,048	Orange SA (Diversified Telecommunication Services)	47,934
2,445	Pernod Ricard SA (Beverages)	537,193
3,858	Publicis Groupe SA (Media)	234,156
3,760	Safran SA (Aerospace & Defense)	442,685
14,858	Sanofi (Pharmaceuticals)	1,519,076
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	224,359
7,531	Schneider Electric SE (Electrical Equipment)	1,264,382
24,616	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,245,558
1,533	Unibail-Rodamco-Westfield* (Equity Real Estate Investment Trusts (REITs))	114,833
8,158	Vinci SA (Construction & Engineering)	833,524
1	Vivendi SE (Media)	13

		18,578,380

Germany – 8.0%
1,494	adidas AG (Textiles, Apparel & Luxury Goods)	348,141
1,665	Allianz SE (Insurance)	397,615
24,132	BASF SE (Chemicals)	1,376,984
7,182	Bayer AG (Pharmaceuticals)	491,242

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
25,965	Bayerische Motoren Werke AG (Automobiles)	$ 2,108,632
1,503	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	242,099
12,712	Covestro AG(a) (Chemicals)	640,117
8,465	Delivery Hero SE*(a) (Internet & Direct Marketing Retail)	368,937
11,048	Deutsche Post AG (Air Freight & Logistics)	527,563
893	HelloFresh SE* (Food & Staples Retailing)	40,081
6,529	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	220,876
659	LEG Immobilien SE (Real Estate Management & Development)	75,046
24,481	Mercedes-Benz Group AG (Automobiles)	1,718,309
2	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	535
799	Nemetschek SE (Software)	76,731
2,633	Puma SE (Textiles, Apparel & Luxury Goods)	223,915
13,192	SAP SE (Software)	1,462,044
12,579	Siemens AG (Industrial Conglomerates)	1,741,780
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	304,896
337,548	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	918,060
9,614	Vonovia SE (Real Estate Management & Development)	448,112

		13,731,715

Hong Kong – 2.5%
104,400	AIA Group Ltd. (Insurance)	1,090,132
50,600	Budweiser Brewing Co. APAC Ltd.(a) (Beverages)	133,617
40,000	ESR Cayman Ltd.*(a) (Real Estate Management & Development)	123,956
37,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	218,943
28,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	56,436
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	118
14,596	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	684,163
1,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	60,500

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
181,487	Link REIT (Equity Real Estate Investment Trusts (REITs))	$ 1,545,584
23,910	Sino Land Co. Ltd. (Real Estate Management & Development)	30,830
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,949
400	Swire Properties Ltd. (Real Estate Management & Development)	988
24,000	Techtronic Industries Co. Ltd. (Machinery)	384,515

		4,335,731

Ireland – 0.7%
24,567	CRH PLC (Construction Materials)	979,858
7,315	Experian PLC (Professional Services)	281,815

		1,261,673

Israel – 0.2%
20,126	ICL Group Ltd. (Chemicals)	239,249
1,445	Wix.com Ltd.*(b) (IT Services)	150,945

		390,194

Italy – 1.3%
3,890	Amplifon SpA (Health Care Providers & Services)	173,124
2,914	Davide Campari-Milano NV (Beverages)	33,800
1,438	DiaSorin SpA (Health Care Equipment & Supplies)	224,606
128,207	Enel SpA (Electric Utilities)	856,006
4,925	Eni SpA (Oil, Gas & Consumable Fuels)	71,822
47,270	Mediobanca Banca di Credito Finanziario SpA (Banks)	477,686
2,098	Moncler SpA (Textiles, Apparel & Luxury Goods)	116,401
48,755	Snam SpA (Gas Utilities)	281,148

		2,234,593

Japan – 20.9%
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	187,377
11,300	AGC, Inc. (Building Products)	451,496
2,200	Aisin Corp. (Auto Components)	75,191
1,600	Asahi Group Holdings Ltd. (Beverages)	58,273
7,100	Astellas Pharma, Inc. (Pharmaceuticals)	110,937
1,600	Bandai Namco Holdings, Inc. (Leisure Products)	121,327

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,800	Benefit One, Inc. (Professional Services)	$ 37,777
28,200	Bridgestone Corp. (Auto Components)	1,094,605
22,100	Canon, Inc. (Technology Hardware, Storage & Peripherals)	538,665
11,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	387,074
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	30,481
20,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	447,658
1,200	Daikin Industries Ltd. (Building Products)	217,925
2,400	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	254,747
132,700	Daiwa Securities Group, Inc. (Capital Markets)	750,645
2,900	Denso Corp. (Auto Components)	185,020
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	419,456
6,400	Eisai Co. Ltd. (Pharmaceuticals)	296,503
3,300	FANUC Corp. (Machinery)	579,182
2,600	Fuji Electric Co. Ltd. (Electrical Equipment)	129,586
1,300	Hikari Tsushin, Inc. (Specialty Retail)	147,792
7,400	Hino Motors Ltd. (Machinery)	43,259
1,916	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	277,733
1,400	Hitachi Ltd. (Industrial Conglomerates)	70,062
1,200	Honda Motor Co. Ltd. (Automobiles)	34,015
3,100	Hoya Corp. (Health Care Equipment & Supplies)	353,269
7,700	Isuzu Motors Ltd. (Automobiles)	99,469
39,600	ITOCHU Corp. (Trading Companies & Distributors)	1,339,508
2,000	Japan Exchange Group, Inc. (Capital Markets)	37,136
16,700	Japan Post Insurance Co. Ltd. (Insurance)	290,833
21,900	Japan Tobacco, Inc. (Tobacco)	373,999
6,400	JSR Corp. (Chemicals)	188,467
12,400	Kajima Corp. (Construction & Engineering)	150,867
9,300	Kakaku.com, Inc. (Interactive Media & Services)	207,695
1,700	Kao Corp. (Personal Products)	69,412
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	278,221

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
900	Kikkoman Corp. (Food Products)	$ 59,613
1,800	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	51,525
38,100	Kirin Holdings Co. Ltd. (Beverages)	569,086
12,500	Komatsu Ltd. (Machinery)	300,319
1,700	Kose Corp. (Personal Products)	177,863
1,100	Lawson, Inc. (Food & Staples Retailing)	42,108
27,300	Lixil Corp. (Building Products)	508,210
8,100	M3, Inc. (Health Care Technology)	292,539
2,100	Makita Corp. (Machinery)	67,193
20,800	Marubeni Corp. (Trading Companies & Distributors)	241,534
1,900	Mercari, Inc.* (Internet & Direct Marketing Retail)	49,047
33,800	Mitsubishi Corp. (Trading Companies & Distributors)	1,268,403
23,400	Mitsubishi Electric Corp. (Electrical Equipment)	268,371
49,600	Mitsubishi HC Capital, Inc. (Diversified Financial Services)	230,467
162,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,003,199
12,100	Mitsui & Co. Ltd. (Trading Companies & Distributors)	328,457
9,600	Mitsui OSK Lines Ltd. (Marine)	266,676
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	444,810
8,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	579,680
400	Nidec Corp. (Electrical Equipment)	31,593
1,500	Nintendo Co. Ltd. (Entertainment)	757,143
2,700	Nippon Express Holdings, Inc. (Road & Rail)	185,492
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	8,761
38	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	110,954
1	Nippon Steel Corp. (Metals & Mining)	18
8,200	Nippon Yusen KK (Marine)	717,290
5,000	Nisshin Seifun Group, Inc. (Food Products)	69,757
4,200	Nitto Denko Corp. (Chemicals)	301,090
51,900	Nomura Holdings, Inc. (Capital Markets)	218,279
14,700	Nomura Research Institute Ltd. (IT Services)	479,621
2,200	Obic Co. Ltd. (IT Services)	329,509
300	Odakyu Electric Railway Co. Ltd. (Road & Rail)	4,972

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,100	Olympus Corp. (Health Care Equipment & Supplies)	$ 96,658
1,700	Omron Corp. (Electronic Equipment, Instruments & Components)	113,132
5,400	Otsuka Corp. (IT Services)	191,464
45,300	Panasonic Corp. (Household Durables)	439,957
13,200	Pola Orbis Holdings, Inc. (Personal Products)	171,878
17,600	Recruit Holdings Co. Ltd. (Professional Services)	764,668
66,300	Resona Holdings, Inc. (Banks)	282,394
1,000	Ryohin Keikaku Co. Ltd. (Multiline Retail)	11,599
17,100	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	256,892
2,400	Sekisui House Ltd. (Household Durables)	46,424
5,000	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	171,973
3,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	592,540
300	Shiseido Co. Ltd. (Personal Products)	15,153
140,000	SoftBank Corp. (Wireless Telecommunication Services)	1,632,834
1,300	SoftBank Group Corp. (Wireless Telecommunication Services)	58,123
900	Sompo Holdings, Inc. (Insurance)	39,546
7,500	Sony Group Corp. (Household Durables)	771,567
3,700	Subaru Corp. (Automobiles)	58,767
6,900	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	349,579
46,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,472,017
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	9,763
2,700	Sysmex Corp. (Health Care Equipment & Supplies)	195,554
38,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,088,402
3,000	TDK Corp. (Electronic Equipment, Instruments & Components)	108,231
33,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	311,774
1,600	Tokio Marine Holdings, Inc. (Insurance)	93,109
3,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,797,464
300	Tokyo Gas Co. Ltd. (Gas Utilities)	5,492
3,900	TOTO Ltd. (Building Products)	156,626

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
165,600	Toyota Motor Corp. (Automobiles)	$ 2,987,092
57,500	USS Co. Ltd. (Specialty Retail)	966,210
3,000	Yamaha Corp. (Leisure Products)	130,368
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	3,736
900	Yaskawa Electric Corp. (Machinery)	35,077
3,900	ZOZO, Inc. (Internet & Direct Marketing Retail)	104,151

		35,829,455

Luxembourg – 0.0%
4,973	Tenaris SA (Energy Equipment & Services)	74,700

Macau* – 0.1%
77,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	184,609

Netherlands – 3.8%
419	Adyen NV*(a) (IT Services)	829,911
1	Akzo Nobel NV (Chemicals)	86
555	Argenx SE* (Biotechnology)	173,643
600	ASM International NV (Semiconductors & Semiconductor Equipment)	218,479
5,588	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,734,022
4,999	Heineken NV (Beverages)	478,053
2,547	Just Eat Takeaway.com NV*(a) (Internet & Direct Marketing Retail)	85,421
4,249	NN Group NV (Insurance)	215,334
8,877	Prosus NV* (Internet & Direct Marketing Retail)	478,717
14,656	Universal Music Group NV (Entertainment)	391,229

		6,604,895

New Zealand – 1.0%
9,788	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	164,244
48,186	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	167,883
431,573	Spark New Zealand Ltd. (Diversified Telecommunication Services)	1,365,768

		1,697,895

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – 0.9%
12,697	DNB Bank ASA (Banks)	$ 287,066
58	Gjensidige Forsikring ASA (Insurance)	1,438
18,513	Norsk Hydro ASA (Metals & Mining)	179,870
9,166	Orkla ASA (Food Products)	81,435
27,368	Telenor ASA (Diversified Telecommunication Services)	392,718
11,034	Yara International ASA (Chemicals)	551,794

		1,494,321

Portugal – 0.2%
14,664	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	185,392
9,319	Jeronimo Martins SGPS SA (Food & Staples Retailing)	223,562

		408,954

Russia*(c) – 0.0%
31,708	Raspadskaya OJSC (Metals & Mining)	—

Singapore – 1.2%
1,500	City Developments Ltd. (Real Estate Management & Development)	8,671
36,746	DBS Group Holdings Ltd. (Banks)	962,826
5,200	Keppel Corp. Ltd. (Industrial Conglomerates)	24,519
17,600	Singapore Exchange Ltd. (Capital Markets)	128,981
208,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	631,253
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	236,117

		1,992,367

Spain – 2.5%
205	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	5,527
169	Amadeus IT Group SA* (IT Services)	10,988
46,749	Enagas SA (Gas Utilities)	1,038,121
98,111	Endesa SA (Electric Utilities)	2,139,174
30,922	Ferrovial SA (Construction & Engineering)	822,366
4,443	Naturgy Energy Group SA (Gas Utilities)	133,110
6,715	Red Electrica Corp. SA (Electric Utilities)	137,866
2,879	Siemens Gamesa Renewable Energy SA* (Electrical Equipment)	50,495

		4,337,647

Shares	Description	Value

Common Stocks – (continued)
Sweden – 1.9%
4,320	Atlas Copco AB Class A (Machinery)	$ 224,234
11,277	Atlas Copco AB Class B (Machinery)	511,406
28,324	Electrolux AB Class B (Household Durables)	428,613
3,851	EQT AB (Capital Markets)	150,182
2,714	Lundin Energy AB (Oil, Gas & Consumable Fuels)	113,918
15,742	Nibe Industrier AB Class B (Building Products)	174,493
23,089	Sinch AB*(a) (Software)	156,600
74,470	Skandinaviska Enskilda Banken AB Class A (Banks)	805,084
1	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	9
160,202	Telia Co. AB (Diversified Telecommunication Services)	642,364
4,781	Volvo AB Class B (Machinery)	89,191

		3,296,094

Switzerland – 10.7%
15,419	Adecco Group AG (Professional Services)	699,429
501	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	63,504
68,110	Clariant AG* (Chemicals)	1,181,914
27,996	Coca-Cola HBC AG (Beverages)	583,882
313	Geberit AG (Building Products)	192,951
12,034	Holcim Ltd. (Construction Materials)	585,295
37,662	Nestle SA (Food Products)	4,896,763
28,173	Novartis AG (Pharmaceuticals)	2,473,350
672	Partners Group Holding AG (Capital Markets)	832,071
5,781	Roche Holding AG (Pharmaceuticals)	2,287,320
164	SGS SA (Professional Services)	455,943
918	Sonova Holding AG (Health Care Equipment & Supplies)	383,484
249	Straumann Holding AG (Health Care Equipment & Supplies)	397,575
6,693	Zurich Insurance Group AG (Insurance)	3,305,670

		18,339,151

United Kingdom – 15.0%
997	Anglo American PLC (Metals & Mining)	51,806
1,429	Ashtead Group PLC (Trading Companies & Distributors)	89,976

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
24,776	AstraZeneca PLC ADR (Pharmaceuticals)	$ 1,643,640
255,575	Aviva PLC (Insurance)	1,512,214
103,363	BAE Systems PLC (Aerospace & Defense)	970,728
35,015	Barclays PLC (Banks)	67,876
9,885	BP PLC ADR (Oil, Gas & Consumable Fuels)	290,619
18,061	British American Tobacco PLC (Tobacco)	758,511
6,250	Coca-Cola Europacific Partners PLC (Beverages)	303,812
13,945	Diageo PLC (Beverages)	707,354
74,513	Evraz PLC (Metals & Mining)	79,178
40,622	GlaxoSmithKline PLC ADR (Pharmaceuticals)	1,769,494
240,798	HSBC Holdings PLC (Banks)	1,644,786
26,599	Imperial Brands PLC (Tobacco)	560,300
133,695	M&G PLC (Diversified Financial Services)	385,220
43,746	National Grid PLC (Multi-Utilities)	672,298
59,261	Persimmon PLC (Household Durables)	1,661,758
43,583	Phoenix Group Holdings PLC (Insurance)	349,182
1,916	Reckitt Benckiser Group PLC (Household Products)	146,164
17,073	RELX PLC (Professional Services)	531,273
11,619	Rio Tinto PLC (Metals & Mining)	928,899
34,840	Rio Tinto PLC ADR (Metals & Mining)	2,801,136
104,340	Rolls-Royce Holdings PLC* (Aerospace & Defense)	137,207
22,477	Segro PLC (Equity Real Estate Investment Trusts (REITs))	395,124
103,576	Shell PLC (Oil, Gas & Consumable Fuels)	2,838,444
44,462	SSE PLC (Electric Utilities)	1,015,914
9,344	St. James’s Place PLC (Capital Markets)	176,166
17,470	Unilever PLC (Personal Products)	789,578
20,386	Unilever PLC ADR (Personal Products)	928,990
92,607	Vodafone Group PLC ADR (Wireless Telecommunication Services)	1,539,128

		25,746,775

TOTAL COMMON STOCKS (Cost $138,812,381)		$167,063,763

Shares	Dividend Rate	Value

Preferred Stocks – 0.3%
Germany – 0.3%
Sartorius AG (Health Care Equipment & Supplies)
1,081	0.360%	$ 477,093

TOTAL INVESTMENTS – 97.5% (Cost $139,141,056)		$167,540,856

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		4,339,345

NET ASSETS – 100.0%		$171,880,201

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FUTURES CONTRACTS — At March 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	23	06/17/22	$972,714	$40,847
FTSE 100 Index	3	06/17/22	295,019	14,061
Hang Seng Index	1	04/28/22	140,362	5,014
MSCI Singapore Index	1	04/28/22	24,706	307
SPI 200 Index	1	06/16/22	139,914	6,901
Topix Index	3	06/09/22	479,670	48,415

TOTAL FUTURES CONTRACTS				$115,545

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description		Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	3,900.000	06/17/2022	(609)	$(23,751,000)	$(852,912)	$(859,032)	$6,120
FTSE 100 Index	GBP	7,450.000	06/17/2022	(84)	(6,258,000)	(274,211)	(242,330)	(31,881)
Nikkei 225 Index	JPY	25,750.000	06/10/2022	(43)	(1,107,250,000)	(881,263)	(338,282)	(542,981)

TOTAL				(736)	$(1,317,259,000)	$(2,008,387)	$(1,439,644)	$(568,742)

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, [a/the] [Fund/Portfolio] deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by [a/the] [Fund/Portfolio] equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When [a/the] [Fund/Portfolio] writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by [a/the] [Fund/Portfolio], the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2022:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	$1,968,661	$—	$—
Europe	99,699,527	—	—
North America	2,900,464,481	—	—
South America	25,443,155	—	—
Investment Company	23,375,884	—	—

Total	$3,050,951,708	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$1,233,538	$—	$—

Liabilities
Written option contracts	$(29,216,400)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,186,065	$41,422,336	$—
Australia and Oceania	—	15,906,636	—
Europe	12,362,553	96,539,310	—
North America	—	123,956	—

Total	$13,548,618	$153,992,238	$—

Derivative Type

Assets
Futures Contracts(c)	$115,545	$—	$—

Liabilities
Written option contracts	$—	$(2,008,387)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount represents valuations of local Ruble-denominated Russian sovereign bonds for which GSAM has determined include significant unobservable inputs as of March 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, March 31, 2021, they were classified as Level 2.
(c)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.